Related party transactions - Schedule of significant related party transactions (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue derived from related parties	¥ 32,910,229	¥ 108,214,768	¥ 75,946,677
Fee paid to related parties	441,698,772	720,460,329	229,901,724
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	435,496,349	715,473,955	229,901,724
Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	6,202,423	4,986,374
Purchased from related parties	75,528,302	112,354,423	116,100,000
Live Streaming Revenue [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	23,679,248	78,933,963	28,569,979
Live Streaming Revenue [Member] | Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	23,679,248	78,933,963	25,164,152
Live Streaming Revenue [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties			3,405,827
Advertisement Revenue [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	743,697	2,699,737	27,483,962
Bandwidth Fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	212,785,773	230,752,735	258,981,005
Others [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	8,487,284	26,581,068	19,892,736
Others [Member] | Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	204,533
Others [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	8,282,751	26,581,068	19,892,736
Payment handling fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	¥ 36,033,966	¥ 29,546,113	¥ 12,656,246